Acquisitions (Details 7) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Total Purchase Price	$ 1,480,000	$ 1,480,000
Common Stock
Total Purchase Price	1,080,000	1,080,000
Convertible Note Payable Related Party [Member]
Total Purchase Price	$ 400,000	$ 34,708